SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified				9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Moelis Australia Holdings	Dec. 31, 2013 Moelis Australia Holdings
Cash and Cash Equivalents
Cash equivalents	$ 63,987	$ 260,825	$ 157,978
Cash	78,111	42,199	27,645
Restricted Cash
Cash in restricted collateral accounts	$ 912	$ 792	$ 774
Investment in Joint Venture
Remaining ownership interest that may be acquired through call option (as a percent)				50.00%	50.00%